NOTES PAYABLE	6 Months Ended
Jun. 30, 2023
Schedule Of Stock Option And Warrants
NOTES PAYABLE

4. NOTES PAYABLE

On June 20, 2023, the Company entered into a 10% note in the principal amount of $135,000 with a maturity date of June 20, 2024 to fund their operations. During the six months ending June 30, 2023, no payment has been made on the note and as of June 30, 2023 accrued interest on the note was $370.